Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments by Fiscal Year Maturity	The following table summarizes the Company’s material firm commitments as of June 30, 2024:

	As of June 30, 2024
	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in millions)
Purchase obligations(a)	$1,093	$409	$426	$162	$96
Operating leases(b)	1,442	135	229	137	941
Borrowings(c)	2,119	9	610	1,000	500
Interest payments on borrowings(d)	454	85	163	129	77
Total commitments and contractual obligations	$5,108	$638	$1,428	$1,428	$1,614
(a)The Company has commitments under purchase obligations related to printing contracts, capital projects, marketing agreements, production services and other legally binding commitments.
(b)The Company leases office facilities, warehouse facilities, printing plants and equipment. These leases, which are classified as operating leases, are expected to be paid at certain dates through fiscal 2048. Amounts reflected represent only the Company’s lease obligations for which it has firm commitments.
(c)See Note 10—Borrowings.
(d)Reflects the Company’s expected future interest payments based on borrowings outstanding and interest rates applicable at June 30, 2024. Such rates are subject to change in future periods. See Note 10—Borrowings.